Commitments (Details) R in Thousands, $ in Thousands				12 Months Ended
	Dec. 10, 2025 CAD ($)	Nov. 26, 2025 CAD ($)	Jun. 30, 2023 ZAR (R)	Dec. 31, 2025 CAD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2026 ZAR (R)	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 ZAR (R)
Commitments [Line Items]
Suppliers amount | $							$ 3,984,060		$ 4,574,146
Transaction price (in Dollars) | $		$ 15,915,627,320
Market value of the land (in Dollars) | $		15,200,000,000
Compensation for damages (in Dollars) | $		715,627,320
Deducted for outstanding property taxes (in Dollars) | $		226,824,750
Metrolinx paid amount (in Dollars) | $	$ 14,324,064,590			$ 1,591,562,730
Newcomm [Member]
Commitments [Line Items]
Energy cost			R 9,480
EN EL TRADING BRASIL S.A. [Member]
Commitments [Line Items]
Energy cost					R 17,050
Purchase agreement value								R 90,000		R 101,400
SQUADRA [Member]
Commitments [Line Items]
Suppliers amount								7,680		12,660
CESP AUREN [Member]
Commitments [Line Items]
Purchase agreement value								4,021		4,336
AES [Member]
Commitments [Line Items]
Purchase agreement value								R 56,300		60,100
Republic Canadian Draw Inc. [Member]
Commitments [Line Items]
Deducted for outstanding property taxes (in Dollars) | $		$ 15,915,627,320
Newcom [Member]
Commitments [Line Items]
Energy cost					33,900
Suppliers amount										24,900
AMÉRICA [Member]
Commitments [Line Items]
Energy cost					R 16,500
Suppliers amount										R 16,500
Scenario Forecasts {Member} | EN EL TRADING BRASIL S.A. [Member]
Commitments [Line Items]
Purchase agreement value						R 90,900
Scenario Forecasts {Member} | CESP AUREN [Member]
Commitments [Line Items]
Purchase agreement value						3,981
Scenario Forecasts {Member} | AES [Member]
Commitments [Line Items]
Purchase agreement value						R 59,900